Capital and reserves - Share capital (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Number of ordinary shares (issued and paid up):
Gross consideration | $					$ 205.4
Share-based compensation expense | $			$ 17.6	$ 25.8	$ 20.8
Weighted average contractual life of the outstanding options			3 years 2 months 15 days
Number of share options granted to officers and employees			43,160
Ordinary shares excluded from the diluted weighted average number of ordinary shares			2,238,787
Ordinary shares
Number of ordinary shares (issued and paid up):
Par value | $ / shares		$ 0
Stock split ratio		10
Number of new shares per existing shares issued upon stock split		9
Balance at the beginning of the year			120,149,921	119,743,188
Exercise of share options (cashless)			136,706	406,733
Balance at the end of the year			120,286,627	120,149,921	119,743,188
Authorised share capital			350,000,001
Number of votes per share			1
Initial public offering
Number of ordinary shares (issued and paid up):
Share issue price | $ / shares	$ 15
Initial public offering | Ordinary shares
Number of ordinary shares (issued and paid up):
Issued in consideration of cash (public offering)	15,000,000
Gross consideration | $	$ 225.0
Gross proceeds from issuance of shares net of issuance cost | $	$ 204.0